Shareholder Report, Average Annual Return (Details)		12 Months Ended	48 Months Ended
	Sep. 30, 2020	Sep. 30, 2024	Sep. 30, 2024
C000229637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Atlas U.S. Tactical Income Fund
Average Annual Return, Percent		16.02%	0.63%
C000229638
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Atlas U.S. Tactical Income Fund
Without Sales Load [Member] | C000229637
Average Annual Return [Line Items]
Average Annual Return, Percent		20.17%	1.51%
Without Sales Load [Member] | C000229638
Average Annual Return [Line Items]
Average Annual Return, Percent		19.23%	0.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	(1.26%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	(1.26%)